Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade receivables
Thousands of $ For the years ended December 31	2021	2020
Trade receivables	4,582	3,771
Total trade receivables	4,582	3,771

Schedule of total accounts receivable balance with the claim date
A/R by claim date	Months
Thousands of $ For the years ended December 31, 2020	1-3 months	4-6 months	7-12 months	Not due	Total
ConfirmMDx	1,570	716	1,034		3,320
SelectMDx	80	62	115	59	316
Other	114	2	2	17	135
Total Trade Receivables	1,764	780	1,151	76	3,771

A/R by claim date	Months
Thousands of $ For the years ended December 31, 2021	1-3 months	4-6 months	7-12 months	Not due	Total
ConfirmMDx	1,644	746	1,256		3,646
SelectMDx	151	203	206	33	593
Other	321			22	343
Total Trade Receivables	2,116	949	1,462	55	4,582

Schedule of prepaid expenses and other current assets
Thousands of $ For the years ended December 31	2021	2020
Prepayments	1,022	868
Deposits	89	52
Recoverable VAT	246	123
Grants to be received	235	0
Other	23	0
Total prepaid expenses and other current assets	1,615	1,043